Stock Based Compensation - Additional Information (Detail) (USD $)	12 Months Ended		0 Months Ended		0 Months Ended					12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Nov. 13, 2008 Class B Series Two Common Shares	Dec. 08, 2005 Class B Series Two Common Shares	Nov. 08, 2012 Class B Series Three Common Shares	Jun. 30, 2014 Class B Series Three Common Shares	Jun. 30, 2013 Class B Series Three Common Shares	Jun. 30, 2014 Class B Series Three Common Shares Other Current Liabilities	Jun. 30, 2013 Class B Series Three Common Shares Other Current Liabilities	Jun. 30, 2014 Equity Incentive Plan	Jun. 30, 2013 Equity Incentive Plan	Jun. 30, 2014 Equity Incentive Plan Class B Series Two Common Shares	Jun. 30, 2013 Equity Incentive Plan Class B Series Two Common Shares	Jun. 30, 2014 Equity Incentive Plan Class B Series Two Common Shares Other Current Liabilities	Jun. 30, 2013 Equity Incentive Plan Class B Series Two Common Shares Other Current Liabilities
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Initial allotment				717,747
Additional allotment			1,446,291		2,265,000
Income (expense) related to change in fair value of share based compensation	$ (900,000)	$ 800,000
Dividend paid on shares granted	800,000	700,000
Number of shares put back to the company										197,533	121,396	3,050	72,075
Payments for shares put back to the company										1,200,000	800,000	31,000	800,000
Fair value of common share outstanding	9,951,000	7,615,000				9,300,000	7,000,000	6,600,000	4,600,000					600,000	600,000
Recognized stock based compensation expense	$ 3,942,000	$ 3,326,000								$ 3,900,000	$ 3,300,000